Quarterly Holdings Report
for
Strategic Advisers® Short Duration Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
August 31, 2023
ASD-NPRT1-1023
1.934463.111
Nonconvertible Bonds - 19.4%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.2%
AT&T, Inc. 4.1% 2/15/28	340,000	322,680
KT Corp. 4% 8/8/25 (b)	1,525,000	1,482,939
NBN Co. Ltd. 1.45% 5/5/26 (b)	1,765,000	1,590,367
NTT Finance Corp.:
0.583% 3/1/24 (b)	2,184,000	2,127,825
4.239% 7/25/25 (b)	235,000	229,355
SBA Tower Trust 3.869% 10/8/49 (b)	790,000	768,306
Verizon Communications, Inc.:
1.45% 3/20/26	1,155,000	1,047,720
2.625% 8/15/26	1,615,000	1,503,868
		9,073,060
Entertainment - 0.1%
Take-Two Interactive Software, Inc.:
3.3% 3/28/24	37,000	36,475
3.55% 4/14/25	340,000	328,723
5% 3/28/26	950,000	939,795
		1,304,993
Interactive Media & Services - 0.0%
Meta Platforms, Inc. 4.6% 5/15/28	645,000	639,367
Media - 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.908% 7/23/25	4,035,000	3,962,619
COX Communications, Inc.:
3.15% 8/15/24 (b)	2,021,000	1,967,267
3.5% 8/15/27 (b)	350,000	324,534
Magallanes, Inc.:
3.755% 3/15/27	3,060,000	2,870,028
6.412% 3/15/26	450,000	450,663
		9,575,111
Wireless Telecommunication Services - 0.1%
Rogers Communications, Inc.:
2.95% 3/15/25	1,305,000	1,245,690
3.2% 3/15/27	1,365,000	1,261,834
T-Mobile U.S.A., Inc.:
2.625% 4/15/26	255,000	236,607
3.5% 4/15/25	1,150,000	1,111,708
		3,855,839
TOTAL COMMUNICATION SERVICES		24,448,370
CONSUMER DISCRETIONARY - 1.5%
Automobile Components - 0.0%
Aptiv PLC / Aptiv Corp. 2.396% 2/18/25	815,000	775,854
Automobiles - 1.1%
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 5.7468% 4/1/24 (b)(c)(d)	5,925,000	5,928,680
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 6.0568% 4/1/25 (b)(c)(d)	7,500,000	7,545,150
Daimler Finance North America LLC:
0.75% 3/1/24 (b)	2,000,000	1,951,206
4.8% 3/30/26 (b)	670,000	663,535
4.95% 3/30/25 (b)	5,000,000	4,974,380
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.8684% 10/15/24 (c)(d)	4,200,000	4,186,817
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 5.9467% 3/8/24 (c)(d)	4,061,000	4,060,565
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 6.5056% 11/17/23 (c)(d)	5,000,000	5,006,546
2.9% 2/26/25	2,035,000	1,943,067
5.4% 4/6/26	495,000	488,842
Hyundai Capital Services, Inc. 2.125% 4/24/25 (b)	380,000	358,156
Nissan Motor Acceptance Corp. 3.875% 9/21/23 (b)	225,000	224,849
Nissan Motor Co. Ltd. 3.043% 9/15/23 (b)	2,360,000	2,357,879
Stellantis Finance U.S., Inc. 1.711% 1/29/27 (b)	675,000	590,325
Volkswagen Group of America Finance LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 6.136% 6/7/24 (b)(c)(d)	8,000,000	8,020,873
0.875% 11/22/23 (b)	590,000	583,717
3.95% 6/6/25 (b)	760,000	737,658
		49,622,245
Broadline Retail - 0.0%
Nordstrom, Inc. 2.3% 4/8/24	150,000	145,125
Distributors - 0.0%
Genuine Parts Co. 1.75% 2/1/25	410,000	387,583
Diversified Consumer Services - 0.0%
ERAC U.S.A. Finance LLC 4.6% 5/1/28 (b)	1,205,000	1,172,782
Hotels, Restaurants & Leisure - 0.2%
Hyatt Hotels Corp. 1.3% 10/1/23	565,000	562,655
Marriott International, Inc.:
3.6% 4/15/24	1,750,000	1,723,092
3.75% 3/15/25	180,000	174,577
4.9% 4/15/29	200,000	194,749
5.75% 5/1/25	190,000	190,287
Starbucks Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 5.7275% 2/14/24 (c)(d)	4,193,000	4,193,084
4.75% 2/15/26	765,000	758,026
		7,796,470
Leisure Products - 0.1%
Brunswick Corp. 0.85% 8/18/24	1,190,000	1,129,832
Hasbro, Inc. 3% 11/19/24	1,915,000	1,849,885
		2,979,717
Specialty Retail - 0.1%
Advance Auto Parts, Inc. 5.9% 3/9/26	210,000	208,103
AutoZone, Inc. 3.625% 4/15/25	485,000	470,448
Lowe's Companies, Inc.:
3.35% 4/1/27	345,000	324,674
4.4% 9/8/25	1,200,000	1,178,229
4.8% 4/1/26	635,000	627,642
Ross Stores, Inc. 0.875% 4/15/26	690,000	616,235
		3,425,331
TOTAL CONSUMER DISCRETIONARY		66,305,107
CONSUMER STAPLES - 0.7%
Beverages - 0.0%
Coca-Cola European Partners PLC 0.8% 5/3/24 (b)	2,010,000	1,943,187
Consumer Staples Distribution & Retail - 0.1%
7-Eleven, Inc. 0.8% 2/10/24 (b)	1,448,000	1,415,175
Dollar General Corp. 4.25% 9/20/24	2,665,000	2,623,079
Mars, Inc. 4.55% 4/20/28 (b)	1,260,000	1,238,993
Mondelez International Holdings Netherlands BV 4.25% 9/15/25 (b)	745,000	728,585
		6,005,832
Food Products - 0.1%
JDE Peet's BV 0.8% 9/24/24 (b)	515,000	485,358
Mondelez International, Inc. 2.625% 3/17/27	815,000	749,213
Viterra Finance BV 4.9% 4/21/27 (b)	980,000	948,178
		2,182,749
Personal Care Products - 0.0%
Kenvue, Inc. 5.35% 3/22/26 (b)	410,000	412,127
Tobacco - 0.5%
BAT Capital Corp. 3.222% 8/15/24	5,000,000	4,875,973
BAT International Finance PLC:
1.668% 3/25/26	885,000	801,444
4.448% 3/16/28	1,985,000	1,881,839
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)	2,265,000	2,204,420
4.25% 7/21/25 (b)	855,000	826,829
Philip Morris International, Inc.:
2.875% 5/1/24	5,000,000	4,907,626
4.875% 2/13/26	800,000	792,200
5% 11/17/25	500,000	497,073
5.125% 11/15/24	5,000,000	4,975,208
		21,762,612
TOTAL CONSUMER STAPLES		32,306,507
ENERGY - 0.7%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 1.231% 12/15/23	830,000	819,297
Schlumberger Finance Canada Ltd. 1.4% 9/17/25	290,000	268,196
		1,087,493
Oil, Gas & Consumable Fuels - 0.7%
Aker BP ASA 2% 7/15/26 (b)	337,000	302,507
Canadian Natural Resources Ltd.:
2.05% 7/15/25	1,430,000	1,339,651
3.8% 4/15/24	735,000	725,454
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	1,470,000	1,465,001
Columbia Pipelines Holding Co. LLC 6.055% 8/15/26 (b)	150,000	151,511
DCP Midstream Operating LP 5.375% 7/15/25	1,705,000	1,687,975
Enbridge, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.630% 5.936% 2/16/24 (c)(d)	4,149,000	4,152,059
0.55% 10/4/23	5,000,000	4,978,300
2.5% 1/15/25	1,115,000	1,068,042
2.5% 2/14/25	615,000	587,561
Energy Transfer LP:
2.9% 5/15/25	255,000	242,353
4.2% 9/15/23	280,000	279,862
4.25% 4/1/24	70,000	69,258
4.9% 2/1/24	620,000	616,792
5.875% 1/15/24	2,375,000	2,373,034
Eni SpA 4% 9/12/23 (b)	1,610,000	1,609,352
Gray Oak Pipeline LLC:
2% 9/15/23 (b)	605,000	604,335
2.6% 10/15/25 (b)	385,000	356,021
ONEOK, Inc. 5.55% 11/1/26	695,000	695,238
Ovintiv, Inc. 5.65% 5/15/25	760,000	757,854
Pioneer Natural Resources Co. 5.1% 3/29/26	585,000	580,452
Sabine Pass Liquefaction LLC:
5.625% 3/1/25	1,150,000	1,146,254
5.75% 5/15/24	321,000	320,523
The Williams Companies, Inc.:
4.3% 3/4/24	305,000	302,274
5.4% 3/2/26	1,640,000	1,637,388
TransCanada PipeLines Ltd. 6.203% 3/9/26	1,495,000	1,496,503
		29,545,554
TOTAL ENERGY		30,633,047
FINANCIALS - 11.7%
Banks - 6.4%
Banco Bilbao Vizcaya Argentaria SA 0.875% 9/18/23	2,000,000	1,996,420
Banco del Estado de Chile 2.704% 1/9/25 (b)	665,000	634,417
Banco Santander Mexico SA 5.375% 4/17/25 (Reg. S)	1,300,000	1,283,802
Banco Santander SA:
U.S. TREASURY 1 YEAR INDEX + 0.450% 5.742% 6/30/24 (c)(d)	200,000	199,385
3.496% 3/24/25	1,400,000	1,349,195
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.6068% 6/14/24 (c)(d)	1,210,000	1,206,157
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 5.9717% 2/4/25 (c)(d)	10,000,000	9,991,486
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 5.9897% 4/22/25 (c)(d)	10,000,000	9,992,163
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.100% 6.3814% 4/25/25 (c)(d)	10,000,000	10,040,900
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (c)(d)	645,000	636,521
0.81% 10/24/24 (c)	755,000	749,150
0.976% 4/22/25 (c)	1,050,000	1,014,325
1.734% 7/22/27 (c)	765,000	684,514
1.843% 2/4/25 (c)	850,000	834,588
3.384% 4/2/26 (c)	1,145,000	1,100,387
3.841% 4/25/25 (c)	815,000	803,251
Bank of Ireland Group PLC 4.5% 11/25/23 (b)	3,145,000	3,127,261
Bank of Montreal:
3.7% 6/7/25	1,490,000	1,439,278
5.3% 6/5/26	745,000	742,423
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.440% 5.6934% 4/15/24 (c)(d)	10,000,000	9,992,328
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.260% 5.4536% 9/15/23 (c)(d)	5,000,000	5,000,036
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.6938% 7/31/24 (c)(d)	5,000,000	4,991,393
1.45% 1/10/25	1,720,000	1,626,949
Banque Federative du Credit Mutuel SA:
0.65% 2/27/24 (b)	860,000	838,860
0.998% 2/4/25 (b)	1,145,000	1,068,478
4.935% 1/26/26 (b)	650,000	637,080
Barclays PLC:
1.007% 12/10/24 (c)	1,100,000	1,084,795
7.325% 11/2/26 (c)	645,000	659,692
BPCE SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.8151% 1/14/25 (b)(c)(d)	3,533,000	3,518,487
5.7% 10/22/23 (b)	3,145,000	3,139,254
CaixaBank SA 6.208% 1/18/29 (b)(c)	970,000	963,358
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 6.1671% 4/7/25 (c)(d)	5,000,000	5,013,448
3.945% 8/4/25	1,935,000	1,875,155
Citigroup, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 5.9737% 1/25/26 (c)(d)	10,000,000	9,970,722
0.981% 5/1/25 (c)	6,880,000	6,644,421
4.14% 5/24/25 (c)	1,070,000	1,055,630
Danske Bank A/S:
3.773% 3/28/25 (b)(c)	2,540,000	2,499,736
5.375% 1/12/24 (b)	775,000	772,098
6.466% 1/9/26 (b)(c)	3,260,000	3,261,493
Discover Bank 2.45% 9/12/24	975,000	934,845
DNB Bank ASA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 6.0415% 3/28/25 (b)(c)(d)	10,000,000	10,001,743
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 5.735% 5/21/24 (b)(c)(d)	5,316,000	5,308,876
Fifth Third Bancorp 6.339% 7/27/29 (c)	350,000	354,290
Fifth Third Bank, Cincinnati 5.852% 10/27/25 (c)	1,780,000	1,754,121
HDFC Bank Ltd. 5.686% 3/2/26 (Reg. S)	1,600,000	1,601,472
HSBC Holdings PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 5.8843% 11/22/24 (c)(d)	10,000,000	9,993,545
1.162% 11/22/24 (c)	750,000	740,919
1.645% 4/18/26 (c)	850,000	791,740
3.803% 3/11/25 (c)	425,000	419,681
Huntington National Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.190% 6.496% 5/16/25 (c)(d)	8,000,000	7,832,880
5.699% 11/18/25 (c)	445,000	436,462
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.7137% 6/1/25 (c)(d)	10,000,000	9,969,800
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.880% 6.1602% 4/22/27 (c)(d)	747,000	744,790
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 6.6156% 4/26/26 (c)(d)	5,000,000	5,033,395
0.824% 6/1/25 (c)	965,000	926,661
0.969% 6/23/25 (c)	3,000,000	2,875,697
2.083% 4/22/26 (c)	1,870,000	1,758,893
4.08% 4/26/26 (c)	1,710,000	1,668,164
KeyBank NA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 5.5125% 6/14/24 (c)(d)	10,000,000	9,805,320
Lloyds Banking Group PLC 4.5% 11/4/24	480,000	469,458
Mitsubishi UFJ Financial Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.380% 6.5646% 9/12/25 (c)(d)	5,000,000	5,023,205
0.953% 7/19/25 (c)	1,660,000	1,586,495
4.788% 7/18/25 (c)	10,000,000	9,887,950
Mizuho Financial Group, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.960% 6.2643% 5/22/26 (c)(d)	5,000,000	4,990,013
Morgan Stanley Bank, West Valley City Utah 4.754% 4/21/26	775,000	764,964
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.8375% 8/12/24 (b)(c)(d)	5,905,000	5,883,473
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 6.6522% 3/22/25 (b)(c)(d)	4,248,000	4,278,257
0.8% 8/12/24 (b)	370,000	353,044
3.479% 3/22/25 (b)	355,000	342,574
PNC Financial Services Group, Inc.:
4.758% 1/26/27 (c)	920,000	903,158
5.671% 10/28/25 (c)	1,265,000	1,259,829
5.812% 6/12/26 (c)	345,000	344,668
QNB Finance Ltd.:
2.625% 5/12/25 (Reg. S)	500,000	472,545
3.5% 3/28/24 (Reg. S)	1,000,000	982,600
Rabobank Nederland New York Branch 3.875% 8/22/24	5,000,000	4,909,497
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	760,000	666,357
Societe Generale:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 6.3207% 1/21/26 (b)(c)(d)	10,000,000	9,937,965
2.625% 10/16/24 (b)	365,000	351,160
Standard Chartered PLC:
0.991% 1/12/25 (b)(c)	375,000	367,181
1.214% 3/23/25 (b)(c)	200,000	193,925
1.822% 11/23/25 (b)(c)	475,000	448,770
Svenska Handelsbanken AB 0.55% 6/11/24 (b)	720,000	692,138
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.0967% 3/8/24 (c)(d)	5,948,000	5,963,710
5.532% 7/17/26	1,625,000	1,628,586
Truist Bank U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 5.4484% 1/17/24 (c)(d)	10,000,000	9,952,059
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.5876% 6/9/25 (c)(d)	10,710,000	10,442,143
U.S. Bancorp:
4.548% 7/22/28 (c)	1,770,000	1,691,355
5.727% 10/21/26 (c)	415,000	414,877
Wells Fargo & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 6.5997% 4/25/26 (c)(d)	6,000,000	6,043,320
2.188% 4/30/26 (c)	840,000	789,950
3.526% 3/24/28 (c)	735,000	683,861
3.908% 4/25/26 (c)	1,210,000	1,169,804
4.54% 8/15/26 (c)	1,055,000	1,030,180
Wells Fargo Bank NA 5.55% 8/1/25	3,000,000	3,006,180
		283,317,581
Capital Markets - 2.0%
Bank of New York Mellon Corp. 4.947% 4/26/27 (c)	920,000	905,594
Bank of New York, New York 5.148% 5/22/26 (c)	660,000	656,023
Charles Schwab Corp.:
2.45% 3/3/27	2,155,000	1,939,370
3.2% 3/2/27	375,000	347,091
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 6.5647% 2/21/25 (c)(d)	5,000,000	4,934,006
0.495% 2/2/24	810,000	790,238
Deutsche Bank AG New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.8098% 11/8/23 (c)(d)	10,000,000	9,998,365
2.222% 9/18/24 (c)	10,000,000	9,984,334
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 5.9752% 1/24/25 (c)(d)	10,000,000	9,985,356
0.657% 9/10/24 (c)	725,000	724,431
0.925% 10/21/24 (c)	555,000	550,641
1.757% 1/24/25 (c)	1,115,000	1,094,317
3.5% 4/1/25	1,005,000	969,578
4.482% 8/23/28 (c)	840,000	808,230
5.7% 11/1/24	5,000,000	4,990,421
5.798% 8/10/26 (c)	700,000	697,843
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7572% 1/25/24 (c)(d)	3,994,000	3,993,146
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.7739% 11/10/23 (c)(d)	6,170,000	6,170,487
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9247% 1/24/25 (c)(d)	8,000,000	7,986,016
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 6.4155% 4/17/25 (c)(d)	5,000,000	5,012,914
1.164% 10/21/25 (c)	1,035,000	976,090
2.63% 2/18/26 (c)	1,070,000	1,019,188
3.62% 4/17/25 (c)	1,280,000	1,260,400
5.05% 1/28/27 (c)	365,000	361,122
NASDAQ, Inc. 5.65% 6/28/25	651,000	651,573
Northern Trust Corp. 3.95% 10/30/25	545,000	527,632
S&P Global, Inc. 2.45% 3/1/27	2,215,000	2,042,307
State Street Corp.:
4.857% 1/26/26 (c)	405,000	399,617
5.104% 5/18/26 (c)	635,000	629,374
5.272% 8/3/26	1,155,000	1,155,226
UBS AG London Branch U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 5.7122% 1/13/25 (b)(c)(d)	5,000,000	4,985,029
UBS Group AG:
1.494% 8/10/27 (b)(c)	375,000	329,752
4.488% 5/12/26 (b)(c)	370,000	359,367
		87,235,078
Consumer Finance - 1.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 5.8932% 9/29/23 (c)(d)	9,823,000	9,820,191
1.65% 10/29/24	2,105,000	2,001,261
3.15% 2/15/24	155,000	152,833
4.5% 9/15/23	285,000	284,859
4.875% 1/16/24	850,000	845,743
Ally Financial, Inc. 3.875% 5/21/24	1,410,000	1,382,451
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.720% 6.0313% 5/3/24 (c)(d)	5,517,000	5,539,194
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 6.1097% 3/4/25 (c)(d)	8,000,000	8,036,453
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 6.6597% 5/9/25 (c)(d)	8,000,000	7,981,281
1.343% 12/6/24 (c)	5,000,000	4,928,261
2.636% 3/3/26 (c)	1,150,000	1,086,877
3.9% 1/29/24	505,000	500,440
4.25% 4/30/25	200,000	193,880
4.985% 7/24/26 (c)	885,000	865,027
6.312% 6/8/29 (c)	415,000	414,773
Hyundai Capital America:
0.8% 1/8/24 (b)	910,000	894,151
0.875% 6/14/24 (b)	1,035,000	994,656
1% 9/17/24 (b)	445,000	422,989
5.5% 3/30/26 (b)	435,000	433,170
5.6% 3/30/28 (b)	580,000	576,933
5.8% 6/26/25 (b)	3,000,000	3,003,604
LeasePlan Corp. NV 2.875% 10/24/24 (b)	1,000,000	960,772
Synchrony Financial 4.25% 8/15/24	1,960,000	1,909,076
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.8632% 12/29/23 (c)(d)	6,000,000	6,007,201
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.8222% 3/22/24 (c)(d)	5,000,000	5,005,612
3.05% 3/22/27	640,000	600,630
		64,842,318
Financial Services - 0.9%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 6.0029% 5/24/24 (b)(c)(d)	8,000,000	7,941,651
0.95% 1/8/24 (b)	3,469,000	3,402,720
1.716% 1/7/25 (b)	1,905,000	1,784,347
2.514% 3/8/24 (b)	2,290,000	2,245,434
Brixmor Operating Partnership LP 3.65% 6/15/24	965,000	939,403
Corebridge Financial, Inc. 3.5% 4/4/25	900,000	864,866
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. 4.241% 7/15/48 (b)	290,000	267,991
Fidelity National Information Services, Inc.:
0.6% 3/1/24	555,000	540,760
4.5% 7/15/25	600,000	588,048
Fiserv, Inc. 2.75% 7/1/24	395,000	385,176
GA Global Funding Trust 1.25% 12/8/23 (b)	5,000,000	4,933,295
Jackson Financial, Inc. 1.125% 11/22/23	5,631,000	5,573,067
Korea Housing Finance Corp. 4.625% 2/24/28 (b)	1,600,000	1,565,730
LSEGA Financing PLC 0.65% 4/6/24 (b)	1,810,000	1,751,928
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	470,000	466,863
PayPal Holdings, Inc. 2.65% 10/1/26	1,295,000	1,205,507
Penske Truck Leasing Co. LP:
3.45% 7/1/24 (b)	390,000	382,001
3.95% 3/10/25 (b)	660,000	638,152
5.75% 5/24/26 (b)	810,000	804,390
The Western Union Co. 2.85% 1/10/25	1,905,000	1,825,370
		38,106,699
Insurance - 0.9%
American International Group, Inc. 2.5% 6/30/25	667,000	631,366
Brighthouse Financial Global Funding 1% 4/12/24 (b)	1,105,000	1,071,379
CNO Global Funding:
1.65% 1/6/25 (b)	1,300,000	1,218,191
1.75% 10/7/26 (b)	1,360,000	1,207,285
Equitable Financial Life Global Funding:
0.5% 11/17/23 (b)	5,000,000	4,943,545
1.1% 11/12/24 (b)	1,378,000	1,300,537
1.4% 7/7/25 (b)	116,000	106,673
First American Financial Corp. 4.6% 11/15/24	355,000	348,808
Health Care Service Corp. 1.5% 6/1/25 (b)	1,800,000	1,665,194
Jackson National Life Global Funding 1.75% 1/12/25 (b)	1,145,000	1,073,859
Marsh & McLennan Companies, Inc. 3.75% 3/14/26	170,000	164,271
Northwestern Mutual Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 5.5329% 3/25/24 (b)(c)(d)	4,063,000	4,062,531
4.35% 9/15/27 (b)	845,000	820,627
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.6304% 4/12/24 (b)(c)(d)	10,000,000	9,995,900
Principal Life Global Funding II:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.6894% 4/12/24 (b)(c)(d)	1,763,000	1,763,018
0.75% 4/12/24 (b)	930,000	900,895
Protective Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 6.1915% 3/28/25 (b)(c)(d)	7,500,000	7,528,204
3.218% 3/28/25 (b)	715,000	686,923
		39,489,206
TOTAL FINANCIALS		512,990,882
HEALTH CARE - 1.7%
Biotechnology - 0.3%
AbbVie, Inc.:
2.6% 11/21/24	3,500,000	3,376,961
2.95% 11/21/26	2,215,000	2,073,401
3.2% 5/14/26	175,000	166,367
Amgen, Inc.:
3.625% 5/22/24	3,000,000	2,955,756
5.25% 3/2/25	3,350,000	3,335,731
Csl Uk Holdings Ltd. 3.85% 4/27/27 (b)	395,000	379,152
		12,287,368
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co.:
3.734% 12/15/24	1,055,000	1,029,463
4.693% 2/13/28	1,325,000	1,301,330
		2,330,793
Health Care Providers & Services - 0.5%
Cardinal Health, Inc.:
3.079% 6/15/24	695,000	679,780
3.5% 11/15/24	1,180,000	1,146,350
Cigna Group 0.613% 3/15/24	5,967,000	5,805,007
CVS Health Corp.:
2.875% 6/1/26	475,000	445,003
3% 8/15/26	415,000	388,766
3.375% 8/12/24	5,000,000	4,882,891
5% 2/20/26	920,000	912,923
Elevance Health, Inc.:
2.375% 1/15/25	410,000	392,024
5.35% 10/15/25	305,000	304,571
HCA Holdings, Inc.:
3.125% 3/15/27	1,140,000	1,047,696
5.375% 2/1/25	575,000	571,155
Humana, Inc.:
1.35% 2/3/27	120,000	105,548
4.5% 4/1/25	1,205,000	1,187,107
5.75% 3/1/28	300,000	305,429
PeaceHealth Obligated Group 1.375% 11/15/25	190,000	173,133
UnitedHealth Group, Inc.:
4.25% 1/15/29	2,235,000	2,167,879
5.15% 10/15/25	880,000	879,465
5.25% 2/15/28	640,000	652,353
		22,047,080
Life Sciences Tools & Services - 0.3%
Revvity, Inc. 0.55% 9/15/23	10,675,000	10,658,946
Thermo Fisher Scientific, Inc. 4.953% 8/10/26	1,515,000	1,508,941
		12,167,887
Pharmaceuticals - 0.5%
Bayer U.S. Finance II LLC 3.875% 12/15/23 (b)	4,750,000	4,723,235
Perrigo Finance PLC 3.9% 12/15/24	2,790,000	2,693,872
Pfizer Investment Enterprises:
4.45% 5/19/26	1,605,000	1,579,074
4.45% 5/19/28	965,000	946,701
Roche Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 5.5164% 9/11/23 (b)(c)(d)	10,000,000	10,000,318
Royalty Pharma PLC 0.75% 9/2/23	870,000	870,000
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,540,000	1,455,623
Viatris, Inc. 1.65% 6/22/25	1,010,000	934,548
Zoetis, Inc. 5.4% 11/14/25	920,000	920,166
		24,123,537
TOTAL HEALTH CARE		72,956,665
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
DAE Funding LLC 1.55% 8/1/24 (b)	465,000	443,564
The Boeing Co. 1.95% 2/1/24	3,500,000	3,441,213
		3,884,777
Building Products - 0.0%
Carrier Global Corp. 2.242% 2/15/25	259,000	246,372
Commercial Services & Supplies - 0.1%
HPHT Finance (21) (II) Ltd. 1.5% 9/17/26 (Reg. S)	650,000	575,374
HPHT Finance 19 Ltd. 2.875% 11/5/24 (Reg. S)	1,625,000	1,570,075
Republic Services, Inc. 4.875% 4/1/29	280,000	276,244
		2,421,693
Electrical Equipment - 0.0%
Regal Rexnord Corp. 6.05% 2/15/26 (b)	605,000	601,736
Ground Transportation - 0.2%
Canadian Pacific Railway Co.:
1.35% 12/2/24	7,739,000	7,335,605
1.75% 12/2/26	580,000	521,217
		7,856,822
Machinery - 0.3%
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (b)	9,065,000	8,604,717
5.15% 1/16/26 (b)	275,000	272,918
5.2% 1/17/25 (b)	355,000	352,535
Otis Worldwide Corp. 2.056% 4/5/25	1,000,000	947,568
Parker Hannifin Corp. 3.65% 6/15/24	1,690,000	1,660,793
		11,838,531
Passenger Airlines - 0.0%
American Airlines 2017-2 Class B Pass Through Trust equipment trust certificate 3.7% 4/15/27	385,686	365,616
SMBC Aviation Capital Finance 3.55% 4/15/24 (b)	815,000	802,506
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	268,544	242,487
		1,410,609
Trading Companies & Distributors - 0.0%
GATX Corp.:
3.25% 3/30/25	870,000	834,160
4.35% 2/15/24	965,000	960,025
		1,794,185
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
2.125% 2/21/26 (b)	1,035,000	929,963
2.875% 2/15/25 (b)	980,000	924,677
3.95% 7/1/24 (b)	265,000	258,487
6.375% 5/4/28 (b)	300,000	297,587
		2,410,714
TOTAL INDUSTRIALS		32,465,439
INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
Amphenol Corp.:
2.05% 3/1/25	910,000	864,994
4.75% 3/30/26	340,000	336,136
		1,201,130
IT Services - 0.0%
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	320,000	317,965
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 5.4668% 10/1/24 (c)(d)	2,353,000	2,351,733
Intel Corp. 4.875% 2/10/26	630,000	626,493
Microchip Technology, Inc.:
0.972% 2/15/24	1,165,000	1,138,188
0.983% 9/1/24	1,220,000	1,161,860
2.67% 9/1/23	1,110,000	1,110,000
Micron Technology, Inc. 5.375% 4/15/28	935,000	919,180
NXP BV/NXP Funding LLC 4.875% 3/1/24	895,000	888,780
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.7% 5/1/25	750,000	713,700
3.875% 6/18/26	565,000	541,016
4.4% 6/1/27	155,000	148,895
Qorvo, Inc. 1.75% 12/15/24 (b)	510,000	478,297
		10,078,142
Software - 0.1%
Fortinet, Inc. 1% 3/15/26	675,000	603,769
Oracle Corp. 5.8% 11/10/25	510,000	514,959
Roper Technologies, Inc.:
1% 9/15/25	235,000	215,242
2.35% 9/15/24	365,000	352,663
Workday, Inc. 3.5% 4/1/27	525,000	496,171
		2,182,804
TOTAL INFORMATION TECHNOLOGY		13,780,041
MATERIALS - 0.2%
Chemicals - 0.1%
Celanese U.S. Holdings LLC:
6.05% 3/15/25	659,000	659,552
6.35% 11/15/28	445,000	446,147
Ecolab, Inc.:
1.65% 2/1/27	400,000	358,726
5.25% 1/15/28	1,055,000	1,069,859
LYB International Finance III LLC 1.25% 10/1/25	692,000	631,139
Nutrien Ltd. 4.9% 3/27/28	400,000	390,884
Sherwin-Williams Co. 4.25% 8/8/25	420,000	410,565
Westlake Corp. 0.875% 8/15/24	720,000	685,782
		4,652,654
Containers & Packaging - 0.0%
Bemis Co., Inc. 4% 5/17/25	805,000	780,476
Metals & Mining - 0.1%
ArcelorMittal SA 3.6% 7/16/24	390,000	382,509
Nucor Corp.:
2% 6/1/25	350,000	329,265
3.95% 5/23/25	525,000	510,587
POSCO 5.625% 1/17/26 (b)	1,375,000	1,374,233
Steel Dynamics, Inc. 2.8% 12/15/24	395,000	380,583
		2,977,177
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 4.5% 8/1/24	635,000	622,618
TOTAL MATERIALS		9,032,925
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.:
2.4% 3/15/25	665,000	631,116
5% 2/15/24	375,000	373,453
Crown Castle International Corp.:
1.05% 7/15/26	1,005,000	888,376
2.9% 3/15/27	955,000	876,656
5% 1/11/28	305,000	299,416
Kilroy Realty LP 4.375% 10/1/25	755,000	717,760
Public Storage:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 5.7452% 4/23/24 (c)(d)	495,000	494,849
5.125% 1/15/29	345,000	344,525
Realty Income Corp. 5.05% 1/13/26	230,000	228,825
Simon Property Group LP:
2% 9/13/24	380,000	365,493
3.375% 10/1/24	985,000	960,424
WP Carey, Inc.:
4% 2/1/25	1,440,000	1,401,919
4.6% 4/1/24	770,000	763,951
		8,346,763
Real Estate Management & Development - 0.0%
Essex Portfolio LP 3.875% 5/1/24	1,980,000	1,946,797
TOTAL REAL ESTATE		10,293,560
UTILITIES - 1.0%
Electric Utilities - 0.7%
ENEL Finance International NV:
1.375% 7/12/26 (b)	1,105,000	979,995
2.65% 9/10/24 (b)	1,775,000	1,717,019
6.8% 10/14/25 (b)	200,000	203,941
Israel Electric Corp. Ltd. 5% 11/12/24 (Reg. S) (b)	1,365,000	1,345,890
Korea Electric Power Corp. 5.375% 4/6/26 (b)	1,750,000	1,751,007
Korea Hydro & Nuclear Power Co. Ltd.:
1.25% 4/27/26 (b)	1,421,000	1,273,505
4.25% 7/27/27 (b)	630,000	610,010
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 5.5115% 6/28/24 (c)(d)	5,297,000	5,271,569
NextEra Energy Capital Holdings, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 5.7113% 11/3/23 (c)(d)	6,000,000	6,002,052
1.875% 1/15/27	1,255,000	1,121,663
4.45% 6/20/25	1,050,000	1,028,346
5.749% 9/1/25	315,000	315,746
6.051% 3/1/25	420,000	421,656
NRG Energy, Inc. 3.75% 6/15/24 (b)	535,000	521,841
Pacific Gas & Electric Co. 3.5% 6/15/25	955,000	909,661
Southern Co. 0.6% 2/26/24	1,515,000	1,477,640
Tampa Electric Co. 3.875% 7/12/24	2,079,000	2,045,819
Vistra Operations Co. LLC:
3.55% 7/15/24 (b)	4,595,000	4,471,150
5.125% 5/13/25 (b)	1,210,000	1,178,632
		32,647,142
Gas Utilities - 0.1%
APT Pipelines Ltd. 4.2% 3/23/25 (b)	2,200,000	2,145,958
Southern California Gas Co. 2.95% 4/15/27	815,000	757,035
		2,902,993
Independent Power and Renewable Electricity Producers - 0.1%
Alexander Funding Trust 1.841% 11/15/23 (b)	920,000	910,479
Constellation Energy Generation, LLC 5.6% 3/1/28	520,000	523,441
The AES Corp. 3.3% 7/15/25 (b)	820,000	779,713
		2,213,633
Multi-Utilities - 0.1%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.9575% 5/13/24 (c)(d)	2,893,000	2,892,269
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 6.082% 9/15/23 (c)(d)	2,327,000	2,326,997
NiSource, Inc. 5.25% 3/30/28	210,000	209,120
Sempra:
3.3% 4/1/25	760,000	732,170
5.4% 8/1/26	330,000	330,639
		6,491,195
TOTAL UTILITIES		44,254,963
TOTAL NONCONVERTIBLE BONDS (Cost $861,726,054)		849,467,506

U.S. Government and Government Agency Obligations - 8.3%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.1%
Federal Home Loan Bank 5% 2/28/25	2,285,000	2,284,514
U.S. Treasury Obligations - 8.2%
U.S. Treasury Bills, yield at date of purchase 4.58% to 4.9% 11/2/23 to 1/25/24	115,000,000	113,029,126
U.S. Treasury Notes:
1.75% 3/15/25	17,440,000	16,584,059
2.75% 5/15/25 (e)	21,130,000	20,359,911
3% 6/30/24	72,000,000	70,596,562
3.875% 3/31/25	32,505,000	31,917,117
3.875% 4/30/25	6,300,000	6,185,566
4% 12/15/25	5,360,000	5,273,319
4.125% 1/31/25	17,150,000	16,910,838
4.25% 5/31/25	7,140,000	7,052,702
4.5% 11/30/24	15,000,000	14,865,234
4.5% 11/15/25	35,700,000	35,482,453
4.625% 2/28/25	745,000	739,849
4.625% 6/30/25	7,995,000	7,950,653
5% 8/31/25	13,385,000	13,423,168
TOTAL U.S. TREASURY OBLIGATIONS		360,370,557
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $365,957,236)		362,655,071

U.S. Government Agency - Mortgage Securities - 0.7%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.4%
12 month U.S. LIBOR + 1.560% 5.24% 7/1/35 (c)(d)	1,977	1,993
12 month U.S. LIBOR + 1.590% 3.834% 12/1/35 (c)(d)	4,379	4,423
12 month U.S. LIBOR + 1.650% 5.905% 8/1/37 (c)(d)	676	685
12 month U.S. LIBOR + 1.690% 5.44% 5/1/38 (c)(d)	4,617	4,669
12 month U.S. LIBOR + 1.780% 4.538% 5/1/38 (c)(d)	2,310	2,327
12 month U.S. LIBOR + 1.830% 5.082% 4/1/38 (c)(d)	9,162	9,274
12 month U.S. LIBOR + 1.850% 6.103% 8/1/38 (c)(d)	5,440	5,525
12 month U.S. LIBOR + 1.880% 5.2% 5/1/38 (c)(d)	7,539	7,646
12 month U.S. LIBOR + 2.040% 4.29% 12/1/36 (c)(d)	1,041	1,060
REFINITIV USD IBOR CONSUMER CA + 1.360% 3.908% 10/1/33 (c)(d)	18,645	18,593
2% 10/1/50 to 2/1/52	460,310	367,944
2.5% 1/1/52	844,294	700,147
3% 9/1/28 to 11/1/51	3,155,622	2,793,515
3.5% 11/1/26 to 7/1/50	678,474	619,878
4% 1/1/47 to 9/1/52	2,743,643	2,537,552
4.5% 6/1/38 to 7/1/52	4,555,379	4,359,922
5% 12/1/23 to 9/1/52	2,232,270	2,202,870
5.5% 1/1/24 to 4/1/53	2,403,192	2,399,027
6% to 6% 3/1/34 to 7/1/53	2,280,477	2,310,303
6.5% 7/1/32 to 12/1/32	43,294	44,492
TOTAL FANNIE MAE		18,391,845
Freddie Mac - 0.1%
12 month U.S. LIBOR + 1.620% 5.259% 6/1/38 (c)(d)	9,549	9,585
12 month U.S. LIBOR + 1.720% 5.94% 7/1/35 (c)(d)	4,341	4,374
12 month U.S. LIBOR + 1.730% 4.108% 2/1/37 (c)(d)	1,805	1,812
12 month U.S. LIBOR + 1.730% 5.013% 5/1/38 (c)(d)	4,945	4,971
12 month U.S. LIBOR + 1.730% 5.591% 10/1/36 (c)(d)	9,556	9,614
12 month U.S. LIBOR + 1.770% 5.232% 5/1/37 (c)(d)	2,136	2,152
12 month U.S. LIBOR + 1.830% 4.29% 2/1/37 (c)(d)	2,004	2,017
12 month U.S. LIBOR + 1.920% 4.187% 12/1/36 (c)(d)	4,333	4,387
12 month U.S. LIBOR + 2.020% 4.276% 11/1/36 (c)(d)	2,509	2,545
12 month U.S. LIBOR + 2.080% 4.582% 2/1/38 (c)(d)	10,121	10,210
12 month U.S. LIBOR + 2.160% 4.558% 2/1/37 (c)(d)	2,523	2,552
U.S. TREASURY 1 YEAR INDEX + 2.340% 4.472% 11/1/34 (c)(d)	6,214	6,300
1.5% 2/1/36	750,104	641,539
2.5% 1/1/52 to 4/1/52	1,419,848	1,186,298
3% 11/1/34	199,040	185,448
3.5% 12/1/47	597,322	542,565
4% 12/1/49	133,162	124,751
4.5% 9/1/37 to 5/1/50	344,190	333,796
5% 10/1/23 to 12/1/41	232,423	232,129
5.5% 10/1/38	1,616	1,646
6% 9/1/34 to 2/1/53	564,715	573,704
7% 3/1/39	88,439	92,081
7.5% 6/1/38	78,152	81,596
TOTAL FREDDIE MAC		4,056,072
Ginnie Mae - 0.2%
6% 7/15/36	109,054	110,967
3% 9/20/47	970,942	865,013
3.5% 8/20/44 to 2/20/52	2,285,076	2,091,640
4% 3/20/48 to 8/20/50	369,161	345,572
4.5% 9/20/40 to 3/20/53	2,383,032	2,282,377
5% 12/20/34 to 4/20/53	1,306,092	1,281,654
5.5% 9/15/45 to 4/20/53	1,130,896	1,126,804
6.5% 4/20/53	596,352	604,413
TOTAL GINNIE MAE		8,708,440
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $33,652,647)		31,156,357

Asset-Backed Securities - 5.7%
	Principal Amount (a)	Value ($)
Aimco Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6672% 7/22/32 (b)(c)(d)	4,100,000	4,078,988
AmeriCredit Automobile Receivables Series 2023-1 Class C, 5.8% 12/18/28	625,000	620,972
AmeriCredit Automobile Receivables Trust:
Series 2020-1 Class D, 1.8% 12/18/25	690,000	664,143
Series 2020-3 Class C, 1.06% 8/18/26	420,000	398,716
Series 2021-1:
Class C, 0.89% 10/19/26	755,000	704,857
Class D, 1.21% 12/18/26	470,000	429,600
Series 2021-2 Class D, 1.29% 6/18/27	995,000	901,746
Series 2022-1 Class D, 3.23% 2/18/28	1,830,000	1,680,777
ARI Fleet Lease Trust Series 2020-A Class B, 2.06% 11/15/28 (b)	770,000	764,071
Avis Budget Rental Car Funding (AESOP) LLC:
Series 2018-2A Class C, 4.95% 3/20/25 (b)	430,000	426,598
Series 2019-2A Class A, 3.35% 9/22/25 (b)	650,000	634,657
Series 2020-1A Class A, 2.33% 8/20/26 (b)	540,000	506,010
Ballyrock Clo 15 Ltd. / Ballyro Series 2021-1A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.6296% 4/15/34 (b)(c)(d)	375,000	370,358
Blackbird Capital Aircraft Series 2016-1A Class AA, 2.487% 12/16/41 (b)(c)	246,006	237,091
BMW Vechicle Lease Trust 2023-1 Series 2023-1 Class A2, 5.27% 2/25/25	1,529,331	1,525,139
Bmw Vechile Owner Trust 2023-A Series 2023-A Class A2A, 5.72% 4/27/26	3,000,000	3,000,071
BMW Vehicle Owner Trust Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.520% 5.8076% 12/26/24 (c)(d)	1,231,046	1,231,361
BRE Grand Islander Timeshare Issuer Series 2019-A Class A, 3.28% 9/26/33 (b)	121,407	114,249
Capital One Prime Auto Receivables Series 2023-1 Class A2, 5.2% 5/15/26	2,902,926	2,891,674
Capital One Prime Auto Receivables Trust Series 2022-2 Class A2A, 3.74% 9/15/25	2,908,664	2,884,312
CarMax Auto Owner Trust:
Series 2020-4 Class D, 1.75% 4/15/27	540,000	506,586
Series 2021-2 Class C, 1.34% 2/16/27	545,000	500,400
Series 2022-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.7885% 5/15/25 (c)(d)	579,890	579,958
Series 2022-3 Class A2A, 3.81% 9/15/25	1,744,413	1,733,819
Carmax Auto Owner Trust:
Series 2023 2 Class A2A, 5.5% 6/15/26	2,000,000	1,994,552
Series 2023 2:
Class C, 5.57% 11/15/28	955,000	938,206
Class D, 6.55% 10/15/29	635,000	624,904
Carmx 2023-3 A3 Series 2023-3:
Class B, 5.47% 2/15/29	315,000	314,029
Class C, 5.61% 2/15/29	975,000	968,782
Class D, 6.44% 12/16/30	350,000	348,300
Carvana Auto Receivables Trust:
Series 2021-P4 Class B, 1.98% 2/10/28	445,000	390,501
Series 2022-N1 Class C, 3.32% 12/11/28 (b)	466,974	453,919
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6878% 10/20/32 (b)(c)(d)	1,089,000	1,084,518
Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6696% 7/15/33 (b)(c)(d)	5,722,000	5,684,612
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 6.589% 7/27/30 (b)(c)(d)	2,709,144	2,697,045
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	381,950	365,623
Chesapeake Funding II LLC:
Series 2020-1A Class A1, 0.87% 8/15/32 (b)	689,931	687,142
Series 2021-1A Class A2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.340% 5.533% 4/15/33 (b)(c)(d)	1,352,713	1,349,126
Series 2023 1A Class A1, 5.65% 5/15/35 (b)	1,899,828	1,889,831
CIFC Funding Ltd. / CIFC Funding LLC Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.310% 6.6196% 7/15/33 (b)(c)(d)	1,615,000	1,607,904
CIM Trust Series 2020-INV1 Class A2, 2.5% 4/25/50 (b)	190,241	154,615
Daimler Trucks Retail Trust Series 2022-1 Class A2, 5.07% 9/16/24	1,472,874	1,469,609
Dell Equipment Finance Trust Series 2021-1 Class A3, 0.43% 5/22/26 (b)	248,672	247,830
Dell Equipment Finance Trust 2022-2 4.03% 7/22/27 (b)	2,874,604	2,854,661
Dell Equipment Finance Trust 2023-2 Series 2023-2 Class A2, 5.84% 1/22/29 (b)	1,524,000	1,523,572
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	266,000	266,214
Class A3, 5.64% 2/22/28 (b)	660,000	662,663
DLLAD Series 2023-1A Class A2, 5.19% 4/20/26 (b)	2,083,000	2,069,724
Dllmt 2023-1 LLC Series 2023-1A Class A2, 5.78% 11/20/25 (b)	2,129,000	2,119,769
Donlen Fleet Lease Funding Series 2021-2 Class A1, 1 month U.S. LIBOR + 0.330% 5.7569% 12/11/34 (b)(c)(d)	1,181,320	1,178,949
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2021-86A Class A1R, CME Term SOFR 3 Month Index + 1.360% 6.6696% 7/17/34 (b)(c)(d)	1,055,000	1,043,538
Eagle Re Ltd. Series 2021-2 Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.550% 6.8376% 4/25/34 (b)(c)(d)	156,297	156,254
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6696% 4/15/31 (b)(c)(d)	3,935,000	3,911,288
Elara HGV Timeshare Issuer LLC Series 2017-A Class A, 2.69% 3/25/30 (b)	229,465	220,712
Enterprise Fleet Financing Series 2023-2 Class A2, 5.56% 4/22/30 (b)	1,460,000	1,453,220
Enterprise Fleet Financing LLC:
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	497,239	490,971
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	346,033	340,332
Series 2021-2 Class A2, 0.48% 5/20/27 (b)	1,495,311	1,447,810
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	450,170	441,561
Exeter Automobile Receivables:
Series 2022-2A Class C, 3.85% 7/17/28	1,285,000	1,247,020
Series 2022-6A, Class A3, 5.7% 8/17/26	170,000	169,559
Series 2023-1A Class D, 6.69% 6/15/29	80,000	80,006
Ford Credit Auto Lease Trust Series 2022-A:
Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.7885% 10/15/24 (c)(d)	217,635	217,642
Class C, 4.18% 10/15/25	2,030,000	1,976,729
Ford Credit Auto Owner Trust:
Series 2020-1:
Class A, 2.04% 8/15/31 (b)	2,000,000	1,893,582
Class B, 2.29% 8/15/31 (b)	740,000	699,175
Series 2020-2 Class C, 1.74% 4/15/33 (b)	570,000	517,817
Series 2020-B Class C, 2.04% 12/15/26	1,270,000	1,241,741
Series 2022-D, Class A2A, 5.37% 8/15/25	3,572,808	3,566,488
Series 2023-A Class B, 5.07% 1/15/29	1,495,000	1,472,552
Ford Credit Auto Owner Trust 2 Series 2023-B Class A2A, 5.57% 6/15/26	3,000,000	2,995,037
Ford Credit Floorplan Master Owner Trust Series 2023-1:
Class C, 5.75% 5/15/28 (b)	405,000	398,508
Class D, 6.62% 5/15/28 (b)	485,000	476,903
Fordl 2023-A Series 2023-A:
Class A2A, 5.19% 6/15/25	1,087,007	1,084,374
Class C, 5.54% 12/15/26	1,445,000	1,412,764
FORDO Series 2022-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.7885% 2/15/25 (c)(d)	1,120,176	1,120,444
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	269,000	268,179
GM Financial Automobile Leasing Trust:
Series 2022-2 Class A2, 2.93% 10/21/24	892,631	888,712
Series 2023-1:
Class A3, 5.16% 4/20/26	3,500,000	3,477,838
Class C, 5.76% 1/20/27	955,000	942,290
Series 2023-A Class A2A, 5.27% 6/20/25	2,221,803	2,215,206
GM Financial Consumer Automobile Re Series 2023 2 Class A2A, 5.1% 5/18/26	2,495,000	2,482,207
Gm Financial Consumer Automobile Re:
Series 2023-1 Class A2A, 5.19% 3/16/26	1,112,708	1,108,841
Series 2023-3 Class A2A, 5.74% 9/16/26	2,000,000	2,000,678
GM Financial Consumer Automobile Receivables Series 2022-2 Class A2, 2.52% 5/16/25	1,043,377	1,036,652
GM Financial Consumer Automobile Receivables Trust:
Series 2020-2 Class A3, 1.49% 12/16/24	9,851	9,831
Series 2020-4 Class C, 1.05% 5/18/26	420,000	399,654
Series 2022-3 Class A2A, 3.5% 9/16/25	3,646,381	3,618,162
Gm Financial Leasing Trust 202 Series 2023-3 Class A2A, 5.58% 1/20/26	3,000,000	2,998,232
GMF Floorplan Owner Revolving Trust Series 2020-2 Class A, 0.69% 10/15/25 (b)	3,238,000	3,217,453
Goldentree Ln Management U.S. Clo 11 L Series 2021-11A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7178% 10/20/34 (b)(c)(d)	1,365,000	1,355,325
Hardee's Funding LLC / Carl's Jr. Funding LLC Series 2018-1A Class A2II, 4.959% 6/20/48 (b)	838,200	788,322
Hilton Grand Vacations Trust:
Series 2017-AA:
Class A, 2.66% 12/26/28 (b)	56,534	56,187
Class B, 2.96% 12/26/28 (b)	86,225	85,546
Series 2020-AA:
Class A, 2.74% 2/25/39 (b)	303,041	284,419
Class B, 4.22% 2/25/39 (b)	466,895	448,574
Hilton Grand Vacations Trust 2 Series 2023-1A:
Class B, 6.11% 1/25/38 (b)	1,375,000	1,374,862
Class C, 6.94% 1/25/38 (b)	255,000	257,237
Home Partners of America Trust Series 2022-1 Class A, 3.93% 4/17/39 (b)	1,895,782	1,783,096
Honda Auto Receivables Series 2023-1 Class A2, 5.22% 10/21/25	3,000,000	2,989,113
Honda Auto Receivables 2023-3 Series 2023-3 Class A2, 5.71% 3/18/26	2,302,000	2,302,114
HPEFS Equipment Trust Series 2022-3A Class A2, 5.26% 8/20/29 (b)	2,097,415	2,090,930
HPEFS Equiptment Trust Series 2023 1A Class C, 5.91% 4/20/28 (b)	535,000	527,330
Hyundai Auto Lease Securitizat Series 2023-B Class A2A, 5.47% 9/15/25 (b)	633,000	631,267
Hyundai Auto Lease Securitization Trust:
Series 2022-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.8085% 10/15/24 (b)(c)(d)	592,182	592,178
Series 2023-A Class A2A, 5.2% 4/15/25 (b)	1,605,203	1,600,181
Hyundai Auto Receivables Trust:
Series 2020-A Class A3, 1.41% 11/15/24	44,281	44,145
Series 2022-B Class A2A, 3.64% 5/15/25	2,088,262	2,073,785
Series 2022-C, Class A2A, 5.35% 11/17/25	2,795,272	2,790,436
Series 2023-B Class A2A, 5.77% 5/15/26	2,294,000	2,293,625
John Deere Owner Trust:
Series 2022-C Class A2, 4.98% 8/15/25	1,483,338	1,476,981
3.73% 6/16/25	2,987,875	2,968,213
John Deere Owner Trust 2023-B Series 2023-B Class A2, 5.59% 6/15/26	2,645,000	2,643,016
Juniper Valley Park CLO LLC Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.850% 7.0052% 7/20/35 (b)(c)(d)	2,000,000	2,002,246
KKR CLO Ltd. / KKR CLO LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.460% 6.7696% 1/15/32 (b)(c)(d)	1,250,000	1,245,713
Madison Park Funding XXIII, Ltd. Series 2021-23A:
Class AR, CME Term SOFR 3 Month Index + 1.230% 6.589% 7/27/31 (b)(c)(d)	1,211,834	1,208,305
Class BR, CME Term SOFR 3 Month Index + 1.810% 7.169% 7/27/31 (b)(c)(d)	1,110,000	1,099,678
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, CME Term SOFR 3 Month Index + 1.260% 6.6072% 1/22/31 (b)(c)(d)	3,229,000	3,217,534
Madison Park Funding XXXIII Ltd. Series 2022-33A Class AR, CME Term SOFR 3 Month Index + 1.290% 6.598% 10/15/32 (b)(c)(d)	1,910,000	1,893,872
Madison Park Funding XXXV Ltd. / Madison Park Funding XXXV LLC Series 2021-35A Class A1R, CME Term SOFR 3 Month Index + 1.250% 6.5778% 4/20/32 (b)(c)(d)	1,650,000	1,639,275
Magnetite XXV Ltd. Series 2020-25A Class A, CME Term SOFR 3 Month Index + 1.460% 6.8128% 1/25/32 (b)(c)(d)	1,600,000	1,594,333
Mercedes-Benz Auto Receivables:
Series 2022-1, Class A2, 5.26% 10/15/25	2,578,513	2,573,601
Series 2023-1 Class A2, 5.09% 1/15/26	1,274,622	1,269,380
MFRA Trust Series 2021-INV1 Class A1, 0.852% 1/25/56 (b)(c)	192,062	171,975
MMAF Equipment Finance LLC Series 2022-B Class A2, 5.57% 9/9/25 (b)	1,487,171	1,480,051
Mmaf Equipment Finance LLC 202 Series 2023-A Class A2, 5.79% 11/13/26 (b)	2,014,000	2,012,555
MVW LLC:
Series 2020-1A Class B, 2.73% 10/20/37 (b)	228,397	212,565
Series 2023 1A Class A, 4.93% 10/20/40 (b)	1,103,519	1,078,549
MVW Owner Trust:
Series 2017-1A:
Class A, 2.42% 12/20/34 (b)	164,951	160,709
Class B, 2.75% 12/20/34 (b)	9,703	9,438
Class C, 2.99% 12/20/34 (b)	23,287	22,574
Series 2021-1WA Class C, 1.94% 1/22/41 (b)	143,105	128,920
Navient Private Education Loan Trust:
Series 2019-D Class A2A, 3.01% 12/15/59 (b)	292,093	270,238
Series 2020-CA Class A2A, 2.15% 11/15/68 (b)	1,936,372	1,771,586
Navient Private Education Refi Loan Trust:
Series 2019-A Class A2A, 3.42% 1/15/43 (b)	658,526	633,776
Series 2019-GA Class A, 2.4% 10/15/68 (b)	222,410	204,889
Series 2020-DA Class A, 1.69% 5/15/69 (b)	356,018	320,611
Navient Student Loan Trust:
Series 2017-A Class A2A, 2.88% 12/16/58 (b)	110,405	109,518
Series 2019-EA Class A2A, 2.64% 5/15/68 (b)	558,580	525,260
Nelnet Student Loan Trust:
Series 2005-4 Class A4, U.S. 90-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.440% 5.408% 3/22/32 (c)(d)	367,246	351,714
Series 2020-1A Class A, CME Term SOFR 1 Month Index + 0.850% 6.1694% 3/26/68 (b)(c)(d)	216,500	213,193
Series 2021-CA Class AFX, 1.32% 4/20/62 (b)	1,070,819	962,474
Series 2021-DA Class AFX, 1.63% 4/20/62 (b)	385,592	347,829
Neuberger Berman Loan Advisers CLO 40, Ltd. / Neuberger Berman Loan Advisers CLO 40 LLC Series 2021-40A Class A, CME Term SOFR 3 Month Index + 1.320% 6.6296% 4/16/33 (b)(c)(d)	455,000	451,958
Niagara Park CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.260% 6.5696% 7/17/32 (b)(c)(d)	4,100,000	4,069,381
Nissan Auto Receivables Trust Series 2020-A Class A3, 1.38% 12/16/24	32,466	32,329
OCP CLO Ltd. Series 2014-7A Class A1RR, CME Term SOFR 3 Month Index + 1.380% 6.7078% 7/20/29 (b)(c)(d)	2,078,765	2,077,279
OCP CLO Ltd. / OCP CLO LLC Series 2021-13A Class A2R, CME Term SOFR 3 Month Index + 1.810% 7.1196% 7/15/30 (b)(c)(d)	1,320,000	1,302,447
Octane Receivables Trust:
Series 2021-2A Class A, 1.21% 9/20/28 (b)	256,786	247,602
Series 2022-1A Class B, 4.9% 5/22/28 (b)	780,000	756,885
Series 2023-1A Class A, 5.87% 5/21/29 (b)	191,593	190,871
Palmer Square CLO, Ltd. Series 2021-3A Class A1AR, CME Term SOFR 3 Month Index + 1.340% 6.7062% 11/15/31 (b)(c)(d)	2,570,000	2,560,995
Planet Fitness Master Issuer LLC Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	1,481,138	1,422,005
Progress Residential:
Series 2020-SFR2 Class A, 2.078% 6/17/37 (b)	269,667	252,267
Series 2022-SFR6 Class A, 4.451% 7/20/39 (b)	998,549	951,372
Santander Bank, N.A.:
Series 2021-1A Class B, 1.833% 12/15/31 (b)	90,402	87,952
Series 2022-B Class C, 5.916% 8/16/32 (b)	201,046	199,833
Series 2022-C Class A2, 6.024% 12/15/32 (b)	226,461	225,237
Series 2022-C, Class B, 6.451% 12/15/32 (b)	915,725	913,387
Santander Consumer Auto Receivables Trust 1.57% 1/15/27 (b)	801,000	735,715
Santander Drive Auto Receivabl Series 2023-4 Class A2, 6.18% 2/16/27	1,630,000	1,630,913
Santander Drive Auto Receivables Trust:
Series 2020-4 Class C, 1.01% 1/15/26	6,077	6,070
Series 2021-4 Class D, 1.67% 10/15/27	1,310,000	1,213,880
Series 2022-1 Class C, 2.56% 4/17/28	1,630,000	1,568,415
Series 2022-2 Class C, 3.76% 7/16/29	1,990,000	1,904,064
Series 2022-5 Class A2, 3.98% 1/15/25	17,433	17,422
Santander Retail Auto Lease Trust:
Series 2021-A Class C, 1.14% 3/20/26 (b)	1,815,000	1,768,585
Series 2021-C Class C, 1.11% 3/20/26 (b)	630,000	605,764
Series 2022-B Class B, 3.85% 3/22/27 (b)	445,000	429,686
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	1,590,000	1,516,927
1.631% 5/15/51 (b)	495,000	430,573
1.884% 7/15/50 (b)	365,000	329,535
6.599% 1/15/28 (b)	550,000	558,391
Sierra Receivables Funding Co. LLC:
Series 2019-1A Class A, 3.2% 1/20/36 (b)	68,272	66,835
Series 2019-2A Class A, 2.59% 5/20/36 (b)	431,605	417,716
Sierra Timeshare Receivables Funding LLC:
Series 2019-3A Class A, 2.34% 8/20/36 (b)	100,302	94,496
Series 2020-2A Class C, 3.51% 7/20/37 (b)	138,665	131,486
Series 2021-1A Class B, 1.34% 11/20/37 (b)	138,854	128,235
SMB Private Education Loan Trust:
Series 2014-A Class A3, CME Term SOFR 1 Month Index + 1.610% 6.925% 4/15/32 (b)(c)(d)	276,442	276,680
Series 2016-C Class A2B, CME Term SOFR 1 Month Index + 1.210% 6.525% 9/15/34 (b)(c)(d)	234,444	233,905
Series 2018-B Class A2B, CME Term SOFR 1 Month Index + 0.830% 6.145% 1/15/37 (b)(c)(d)	699,716	691,488
Series 2020-BA Class A1A, 1.29% 7/15/53 (b)	241,147	215,321
Series 2020-PTB Class A2A, 1.6% 9/15/54 (b)	1,495,301	1,331,796
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	750,115	748,687
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6296% 7/15/32 (b)(c)(d)	3,117,000	3,098,597
Symphony CLO XXIII Ltd. Series 2021-23A:
Class AR, CME Term SOFR 3 Month Index + 1.280% 6.5896% 1/15/34 (b)(c)(d)	6,116,000	6,070,803
Class BR, CME Term SOFR 3 Month Index + 1.860% 7.1696% 1/15/34 (b)(c)(d)	1,250,000	1,230,079
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6678% 4/20/33 (b)(c)(d)	465,000	462,184
Symphony Static CLO Ltd. Series 2021-1A Class B, CME Term SOFR 3 Month Index + 1.710% 7.0628% 10/25/29 (b)(c)(d)	1,385,000	1,367,268
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.220% 6.5981% 11/18/30 (b)(c)(d)	3,365,884	3,353,319
Tesla Auto Lease Trust Series 2021-B Class A2, 0.36% 9/22/25 (b)	521,984	519,758
Tesla Auto Lease Trust 23-A Series 2023-A Class A2, 5.86% 8/20/25 (b)	2,292,000	2,290,465
Towd Point Mortgage Trust:
Series 2017-1 Class A1, 2.75% 10/25/56 (b)(c)	34,483	34,053
Series 2019-1 Class A1, 3.75% 3/25/58 (b)(c)	458,198	429,674
Toyota Auto Receivables Series 2022-D Class A2A, 5.27% 1/15/26	3,236,210	3,227,716
Toyota Auto Receivables 2022-B Series 2022-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.490% 5.6785% 1/15/25 (c)(d)	517,564	517,553
Toyota Auto Receivables 2023-C Series 2023-C Class A2A, 5.6% 8/17/26	2,550,000	2,545,763
Toyota Auto Receivables Owner Trust Series 2023-A Class A2, 5.05% 1/15/26	2,210,281	2,201,662
Verdant Receivables 2023-1 LLC Series 2023-1A Class A2, 6.24% 1/13/31 (b)	955,000	953,203
Verizon Master Trust:
Series 2022-5 Class A1A, 3.72% 7/20/27	1,588,000	1,574,751
Series 2023 2 Class A, 4.89% 4/13/28	1,891,000	1,872,694
Volkswagen Auto Loan Enhanced Series 2023-1 Class A2A, 5.5% 12/21/26	2,674,000	2,666,290
Volkswagen Auto Loan Enhanced Trust Series 2020-1 Class A4, 1.26% 8/20/26	545,000	538,078
Wheels SPV LLC Series 2021-1A Class A, CME Term SOFR 1 Month Index + 0.390% 5.7085% 8/20/29 (b)(c)(d)	1,082,406	1,075,164
World Omni Auto Receivables Trust:
Series 2020-A Class C, 1.64% 8/17/26	480,000	468,849
Series 2022-A Class C, 2.55% 9/15/28	600,000	552,627
Series 2022-B, Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.7585% 10/15/25 (c)(d)	1,465,105	1,465,779
Series 2023-C Class A2A, 5.57% 12/15/26	2,286,000	2,284,069
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	518,000	516,213
World Omni Select Auto Trust Series 2020-A:
Class B, 0.84% 6/15/26	361,129	356,535
Class C, 1.25% 10/15/26	585,000	564,733
World Omni Select Auto Trust 2023 Series 2023-A Class B, 5.87% 8/15/28	280,000	280,333
TOTAL ASSET-BACKED SECURITIES (Cost $255,238,008)		251,574,555

Collateralized Mortgage Obligations - 0.9%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.8%
Angel Oak Mortgage Trust:
sequential payer:
Series 2021-1:
Class A1, 0.909% 1/25/66 (b)	504,462	416,332
Class A2, 1.115% 1/25/66 (b)	147,528	118,542
Series 2021-2 Class A1, 0.985% 4/25/66 (b)	443,821	355,639
Series 2021-3 Class A1, 1.068% 5/25/66 (b)	336,204	277,745
Series 2021-6 Class A3, 1.714% 9/25/66 (b)	386,517	301,888
Angel Oak Mortgage Trust LLC:
Series 2020-3 Class A3, 2.872% 4/25/65 (b)(c)	430,508	399,693
Series 2022-2 Class A1, 3.353% 1/25/67 (b)(c)	1,667,506	1,482,623
Bayview MSR Opportunity Master Fund Trust sequential payer:
Series 2021-1 Class A5, 2.5% 12/25/51 (b)	784,071	669,063
Series 2021-5 Class A5, 2.5% 11/25/51 (b)	1,559,498	1,334,650
BINOM Securitization Trust sequential payer Series 2021-INV1:
Class A2, 2.37% 6/25/56 (b)	1,057,420	889,434
Class A3, 2.625% 6/25/56 (b)	331,740	280,103
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	335,395	320,743
BRAVO Residential Funding Trust sequential payer Series 2021-NQM3 Class A1, 1.699% 4/25/60 (b)	507,003	453,564
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	354,789	348,861
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	2,530,334	2,479,013
CIM Trust Series 2021-INV1 Class A8, 2.5% 7/1/51 (b)	389,508	333,592
Citigroup Mortgage Loan Trust Series 2020-EXP2 Class A3, 2.5% 8/25/50 (b)	201,248	166,019
Colt Funding LLC Series 2021-1 Class A2, 1.167% 6/25/66 (b)	450,985	368,027
COLT Mortgage Loan Trust sequential payer Series 2020-3 Class A1, 1.506% 4/27/65 (b)	63,630	59,255
Connecticut Avenue Securities Trust floater Series 2022-R01 Class 1M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 6.2876% 12/25/41 (b)(c)(d)	1,342,611	1,337,002
Deephaven Residential Mortgage Trust:
Series 2021-1 Class A2, 0.973% 5/25/65 (b)	88,822	81,123
Series 2021-2:
Class A1, 0.899% 4/25/66 (b)	177,982	148,572
Class A3, 1.26% 4/25/66 (b)	198,323	164,535
Ellington Financial Mortgage Trust:
Series 2019-2 Class A3, 3.046% 11/25/59 (b)	81,705	75,260
Series 2021-1:
Class A1, 0.797% 2/25/66 (b)	100,006	81,843
Class A3, 1.106% 2/25/66 (b)	83,338	67,976
Series 2021-2:
Class A1, 0.931% 6/25/66 (b)(c)	269,348	212,156
Class A3, 1.291% 6/25/66 (b)	260,468	206,401
Series 2021-3 Class A3, 1.55% 9/25/66 (b)	266,597	203,449
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	2,202,445	2,074,103
Flagstar Mortgage Trust floater sequential payer Series 2020-1INV Class A11, CME Term SOFR 1 Month Index + 0.960% 6% 3/25/50 (b)(c)(d)	222,210	208,107
Galton Funding Mortgage Trust:
sequential payer:
Series 2019-H1 Class M1, 3.339% 10/25/59 (b)	600,000	548,752
Series 2020-H1 Class M1, 2.832% 1/25/60 (b)	625,000	447,136
Series 2019-1:
Class A21, 4.5% 2/25/59 (b)	55,400	51,599
Class A32, 4% 2/25/59 (b)	28,004	25,446
GMRF Mortgage Acquisition Co., LLC Series 2018-1 Class A33, 3.5% 11/25/57 (b)	56,532	49,421
GS Mortgage-Backed Securites Trust:
Series 2014-EB1A Class 2A1, 3.9282% 7/25/44 (b)(c)	6,907	6,728
Series 2021-GR2 Class A6, 2.5% 2/25/52 (b)(c)	852,592	730,198
GS Mortgage-Backed Securities Trust Series 2022-GR1 Class A5, 2.5% 6/25/52 (b)	1,670,754	1,422,556
Imperial Fund Mortgage Trust:
sequential payer Series 2022-NQM4 Class A1, 4.767% 6/25/67 (b)	1,431,777	1,377,070
Series 2021-NQM2 Class A3, 1.516% 9/25/56 (b)	440,539	341,453
J.P. Morgan Mortgage Trust Series 2020-INV1 Class A15, 3.5% 8/25/50 (b)	159,520	134,791
MFRA Trust Series 2021-NQM2 Class A2, 1.317% 11/25/64 (b)	203,466	168,168
Mill City Mortgage Loan Trust Series 2017-2 Class A1, 2.75% 7/25/59 (b)	21,539	21,321
New Residential Mortgage Loan Trust Series 2021-INV1 Class A6, 2.5% 6/25/51 (b)	510,712	436,439
NMLT Trust sequential payer Series 2021-INV2 Class A3, 1.52% 8/25/56 (b)	377,087	312,090
OBX Trust:
floater Series 2020-EXP1 Class 2A2, CME Term SOFR 1 Month Index + 1.060% 6.3794% 2/25/60 (b)(c)(d)	176,868	165,049
Series 2020-EXP1 Class 1A8, 3.5% 2/25/60 (b)(c)	324,484	278,825
Series 2020-EXP2:
Class A8, 3% 5/25/60 (b)	404,994	338,103
Class A9, 3% 5/25/60 (b)	99,631	81,977
Series 2020-INV1 Class A5, 3.5% 12/25/49 (b)	88,424	77,154
Oceanview Mortgage Trust sequential payer Series 2021-2 Class A5, 2.5% 6/25/51 (b)	758,762	649,364
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	177,242	167,087
Onslow Bay Financial LLC:
floater Series 2019-EXP2 Class 2A2, CME Term SOFR 1 Month Index + 1.310% 5.4513% 6/25/59 (b)(c)(d)	127,311	122,898
sequential payer Series 2021-NQM1 Class A2, 1.175% 2/25/66 (b)	294,401	241,238
Residential Mortgage Loan Trust Series 2021-INV2 Class A7, 2.5% 9/25/51 (b)	1,482,224	1,266,664
Sequoia Mortgage Trust:
sequential payer Series 2018-CH2 Class A3, 4% 6/25/48 (b)	107,485	97,053
Series 2018-CH2 Class A21, 4% 6/25/48 (b)	47,964	43,309
Series 2018-CH3 Class A19, 4.5% 8/25/48 (b)	6,274	6,046
SG Residential Mortgage Trust:
sequential payer Series 2022-1 Class A1, 3.166% 3/27/62 (b)	1,113,832	982,329
Series 2020-2 Class A1, 1.381% 5/25/65 (b)	164,096	142,611
Starwood Mortgage Residential Trust:
sequential payer Series 2019-INV1 Class A3, 2.916% 9/27/49 (b)	388,376	367,373
Series 2020-1 Class A2, 2.408% 2/25/50 (b)	370,297	340,189
Series 2021-2 Class A1, 0.943% 5/25/65 (b)	401,155	358,546
Series 2021-4 Class A1, 1.162% 8/25/56 (b)	1,054,387	858,811
Toorak Mortgage Corp. Series 2021-INV1 Class A2, 1.409% 7/25/56 (b)	194,342	162,586
Towd Point Mortgage Trust:
Series 2017-2 Class A1, 2.75% 4/25/57 (b)(c)	16,844	16,658
Series 2017-3 Class A1, 2.75% 7/25/57 (b)(c)	123,812	120,031
Verus Securitization Trust:
sequential payer Series 2020-INV1 Class A1, 1.977% 3/25/60 (b)	57,660	56,503
Series 2019-INV2 Class A2, 4.117% 7/25/59 (b)	238,186	229,472
Series 2020-5 Class A3, 1.733% 5/25/65 (b)	126,531	114,990
Series 2021-1:
Class A2, 1.052% 1/25/66 (b)	195,580	163,164
Class A3, 1.155% 1/25/66 (b)	115,570	95,376
Series 2021-2 Class A1, 1.031% 2/25/66 (b)	289,468	239,910
Series 2021-5 Class A3, 1.373% 9/25/66 (b)	362,429	290,670
Series 2021-7 Class A1, 1.829% 10/25/66 (b)	1,414,748	1,197,746
Series 2021-R1 Class A2, 1.057% 10/25/63 (b)	83,900	75,828
Series 2021-R2 Class A1, 0.918% 2/25/64 (b)	301,089	260,109
Series 2022-1 Class A3, 3.288% 1/25/67 (b)	1,639,067	1,409,097
Series 2022-6 Class A1, 4.91% 6/25/67 (b)	578,613	560,949
Vista Point Securitization Trust sequential payer Series 2020-2 Class A3, 2.496% 4/25/65 (b)	730,510	679,467
Wells Fargo Mortgage Backed Securities Trust Series 2021-RR1 Class A3, 2.5% 12/25/50 (b)(c)	1,022,552	887,387
TOTAL PRIVATE SPONSOR		35,133,050
U.S. Government Agency - 0.1%
Fannie Mae Series 2017-90 Class KA, 3% 11/25/47	416,964	385,088
Fannie Mae Connecticut Avenue Securities floater Series 2017-C05 Class 1ED3, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.310% 6.6021% 1/25/30 (c)(d)	13,366	13,364
FHLMC Structured Agency Credit Risk Debt Notes floater Series 2014-DN3 Class M3, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 4.110% 9.4021% 8/25/24 (c)(d)	102,797	103,789
Freddie Mac planned amortization class Series 3713 Class PA, 2% 2/15/40	106,862	103,890
Freddie Mac STACR REMIC Trust floater:
Series 2021-DNA3 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.100% 7.3876% 10/25/33 (b)(c)(d)	690,000	684,680
Series 2021-DNA5 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.650% 6.9376% 1/25/34 (b)(c)(d)	303,756	303,284
Series 2021-DNA7 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.800% 7.0876% 11/25/41 (b)(c)(d)	555,000	542,550
Series 2022-DNA2 Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.300% 6.5876% 2/25/42 (b)(c)(d)	402,076	401,025
Series 2022-DNA5 Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 8.2376% 6/25/42 (b)(c)(d)	1,091,356	1,117,984
Freddie Mac Whole Loan Securities Trust Series 2017-SC02 Class M1, 3.8674% 5/25/47 (b)(c)	44,843	43,463
TOTAL U.S. GOVERNMENT AGENCY		3,699,117
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $43,733,411)		38,832,167

Commercial Mortgage Securities - 1.8%
	Principal Amount (a)	Value ($)
ALEN Mortgage Trust floater Series 2021-ACEN Class A, CME Term SOFR 1 Month Index + 1.260% 6.5755% 4/15/34 (b)(c)(d)	595,000	541,240
Americold Realty Trust floater Series 2020-ICE5 Class B, CME Term SOFR 1 Month Index + 1.410% 6.725% 11/15/37 (b)(c)(d)	1,705,489	1,689,406
BAMLL Commercial Mortgage Securities Trust floater:
Series 2021-JACX Class C, CME Term SOFR 1 Month Index + 2.110% 7.4255% 9/15/38 (b)(c)(d)	805,000	686,921
Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 6.461% 1/15/39 (b)(c)(d)	1,014,000	986,415
Banc of America Merrill Lynch Large Loan, Inc. floater Series 2018-DSNY Class A, CME Term SOFR 1 Month Index + 0.890% 6.208% 9/15/34 (b)(c)(d)	970,000	965,129
BANK Series 2019-BN19 Class A1, 2.263% 8/15/61	171,811	161,164
BCP Trust floater Series 2021-330N Class A, CME Term SOFR 1 Month Index + 0.910% 6.2245% 6/15/38 (b)(c)(d)	500,000	447,307
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.1755% 9/15/26 (b)(c)(d)	2,040,000	1,950,706
BPR Trust floater:
Series 2021-TY Class B, CME Term SOFR 1 Month Index + 1.260% 6.5755% 9/15/38 (b)(c)(d)	780,000	730,275
Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 7.2085% 4/15/37 (b)(c)(d)	3,529,000	3,465,238
BSREP Commercial Mortgage Trust floater Series 2021-DC Class D, CME Term SOFR 1 Month Index + 2.010% 7.3255% 8/15/38 (b)(c)(d)	322,220	273,671
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, CME Term SOFR 1 Month Index + 0.800% 6.1136% 10/15/36 (b)(c)(d)	1,872,000	1,828,540
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.0768% 5/15/38 (b)(c)(d)	1,209,325	1,185,786
Series 2022-CSMO Class B, CME Term SOFR 1 Month Index + 3.140% 8.4512% 6/15/27 (b)(c)(d)	1,090,000	1,087,607
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 6.3234% 2/15/39 (b)(c)(d)	2,104,560	2,046,484
Bx Commercial Mortgage Trust 2 floater sequential payer Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.110% 6.4245% 4/15/34 (b)(c)(d)	2,135,000	2,126,643
BX Trust:
floater:
Series 2019-XL Class B, CME Term SOFR 1 Month Index + 1.190% 6.505% 10/15/36 (b)(c)(d)	382,500	380,081
Series 2021-ACNT Class A, CME Term SOFR 1 Month Index + 0.960% 6.2745% 11/15/38 (b)(c)(d)	1,838,000	1,803,998
Series 2021-ARIA Class C, CME Term SOFR 1 Month Index + 1.760% 7.0705% 10/15/36 (b)(c)(d)	590,000	567,060
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0604% 10/15/26 (b)(c)(d)	1,715,000	1,675,723
Series 2021-SOAR Class D, CME Term SOFR 1 Month Index + 1.510% 6.8255% 6/15/38 (b)(c)(d)	617,389	598,786
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4755% 8/15/39 (b)(c)(d)	644,000	643,999
floater sequential payer:
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.345% 10/15/36 (b)(c)(d)	3,765,704	3,756,175
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.0955% 6/15/38 (b)(c)(d)	1,649,775	1,617,668
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.375% 11/15/36 (b)(c)(d)	1,033,000	1,015,446
Class D, CME Term SOFR 1 Month Index + 1.760% 7.075% 11/15/36 (b)(c)(d)	1,545,000	1,481,218
Citigroup Commercial Mortgage Trust:
sequential payer Series 2015-GC27 Class AAB, 2.944% 2/10/48	1,151,752	1,132,428
Series 2013-375P Class C, 3.6348% 5/10/35 (b)(c)	560,000	496,949
COMM Mortgage Trust:
Series 2014-CR15 Class B, 4.7629% 2/10/47 (c)	920,000	866,803
Series 2014-CR19 Class AM, 4.08% 8/10/47	1,846,434	1,764,730
Series 2014-UBS2 Class B, 4.701% 3/10/47	915,000	892,687
Series 2015-CR22:
Class B, 3.926% 3/10/48 (c)	405,000	368,317
Class C, 4.2036% 3/10/48 (c)	740,000	650,667
Commercial Mortgage Trust Series 2017-PANW Class D, 4.3428% 10/10/29 (b)(c)	345,000	302,128
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, CME Term SOFR 1 Month Index + 1.020% 6.338% 5/15/36 (b)(c)(d)	5,471,388	5,465,120
Class C, CME Term SOFR 1 Month Index + 1.470% 6.788% 5/15/36 (b)(c)(d)	1,012,481	1,005,385
Class D, CME Term SOFR 1 Month Index + 1.640% 6.958% 5/15/36 (b)(c)(d)	778,064	772,763
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	441,663	397,987
Series 2020-NET Class D, 3.8277% 8/15/37 (b)(c)	985,000	844,969
CSAIL Commercial Mortgage Trust:
sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	670,000	638,669
Series 2019-C16 Class A1, 2.3595% 6/15/52	149,586	146,470
CSMC Trust Series 2017-CHOP Class A, PRIME RATE - 2.300% 6.194% 7/15/32 (b)(c)(d)	1,855,466	1,779,291
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 6.1265% 11/15/38 (b)(c)(d)	2,555,000	2,500,499
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5045% 7/15/38 (b)(c)(d)	1,171,891	1,160,598
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1245% 7/15/38 (b)(c)(d)	777,762	766,045
Fontainebleau Miami Beach Trust Series 2019-FBLU Class B, 3.447% 12/10/36 (b)	1,075,000	1,026,819
Great Wolf Trust floater Series 2019-WOLF:
Class A, CME Term SOFR 1 Month Index + 1.140% 6.4585% 12/15/36 (b)(c)(d)	1,906,000	1,897,876
Class C, CME Term SOFR 1 Month Index + 1.740% 7.0575% 12/15/36 (b)(c)(d)	600,000	593,925
GS Mortgage Securities Corp. Trust floater Series 2021-ROSS Class B, CME Term SOFR 1 Month Index + 1.710% 7.0255% 5/15/26 (b)(c)(d)	685,000	582,929
GS Mortgage Securities Trust floater Series 2021-IP Class A, CME Term SOFR 1 Month Index + 1.060% 6.3755% 10/15/36 (b)(c)(d)	1,087,000	1,033,828
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2020-609M:
Class B, CME Term SOFR 1 Month Index + 1.880% 7.1955% 10/15/33 (b)(c)(d)	995,000	890,005
Class C, CME Term SOFR 1 Month Index + 2.280% 7.5955% 10/15/33 (b)(c)(d)	805,000	656,271
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2019-BKWD:
Class A, CME Term SOFR 1 Month Index + 1.360% 6.6755% 9/15/29 (b)(c)(d)	1,446,410	1,341,807
Class C, CME Term SOFR 1 Month Index + 1.960% 7.2755% 9/15/29 (b)(c)(d)(f)	575,000	454,354
KKR Industrial Portfolio Trust floater Series 2021-KDIP Class D, CME Term SOFR 1 Month Index + 1.360% 6.675% 12/15/37 (b)(c)(d)	164,250	161,876
KNDR Trust floater Series 2021-KIND Class C, CME Term SOFR 1 Month Index + 1.860% 7.1745% 8/15/38 (b)(c)(d)	972,968	918,139
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6057% 5/15/39 (b)(c)(d)	2,874,000	2,823,669
LIFE Mortgage Trust floater Series 2021-BMR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1245% 3/15/38 (b)(c)(d)	1,631,730	1,598,934
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1255% 7/15/38 (b)(c)(d)	907,000	889,355
MHC Commercial Mortgage Trust floater Series 2021-MHC Class B, CME Term SOFR 1 Month Index + 1.210% 6.5254% 4/15/38 (b)(c)(d)	710,000	697,979
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP Class A, CME Term SOFR 1 Month Index + 0.890% 6.208% 8/15/33 (b)(c)(d)	3,654,512	3,074,358
Series 2019-NUGS Class D, CME Term SOFR 1 Month Index + 1.910% 7.2255% 12/15/36 (b)(c)(d)(f)	510,000	249,900
sequential payer Series 2014-150E Class A, 3.912% 9/9/32 (b)(f)	1,325,000	1,043,822
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9095% 10/15/36 (b)(c)(d)	2,736,613	2,666,212
RLGH Trust floater Series 2021-TROT Class A, CME Term SOFR 1 Month Index + 0.910% 6.2255% 4/15/36 (b)(c)(d)	650,000	631,635
Sfs Auto Receivables Securitiz sequential payer Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	367,000	366,764
SREIT Trust floater Series 2021-MFP Class A, CME Term SOFR 1 Month Index + 0.840% 6.1558% 11/15/38 (b)(c)(d)	1,753,000	1,717,806
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2 Class A2, 3.02% 7/15/58	101,729	98,261
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $85,059,422)		81,081,715

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 A1, 1.711% 6/1/24 (Cost $800,000)	800,000	775,609

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
Fifth Third Bank, Cincinnati 2.25% 2/1/27 (Cost $466,843)	520,000	460,814

Certificates of Deposit - 0.4%
	Principal Amount (a)	Value ($)
Barclays Bank PLC yankee 5.4% 11/6/23	5,000,000	4,997,200
Toronto-Dominion Bank yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.670% 5.97% 3/25/24 (c)(d)	4,000,000	4,005,268
Wells Fargo Bank NA U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.630% 5.93% 7/18/24 (c)(d)	10,000,000	10,005,414
TOTAL CERTIFICATES OF DEPOSIT (Cost $19,000,000)		19,007,882

Commercial Paper - 0.2%
	Principal Amount (a)	Value ($)
Bayer Corp. 5.93% 7/9/24	4,000,000	3,794,185
Citigroup Global Markets, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.95% 9/22/23 (c)(d)	5,000,000	5,001,633
TOTAL COMMERCIAL PAPER (Cost $8,794,427)		8,795,818

Short-Term Funds - 60.8%
	Shares	Value ($)
Short-Term Funds - 60.8%
Baird Short-Term Bond Fund - Institutional Class	14,107,386	130,634,393
Baird Ultra Short Bond Fund Institutional Class	35,573,918	357,873,618
BlackRock Low Duration Bond Portfolio Investor A Shares	4,420,163	39,206,847
Fidelity SAI Short-Term Bond Fund (g)	15,678,048	149,255,019
iShares Lehman 1-3 Year Treasury Bond ETF (h)	2,768,916	224,946,736
iShares Short Maturity Bond ETF	2,391,230	119,298,465
iShares Short Treasury Bond ETF (h)	1,044,306	115,395,813
iShares Ultra Short-Term Bond ETF (h)	4,327,427	218,059,047
JPMorgan Ultra-Short Income ETF	7,534,812	378,624,303
Metropolitan West Low Duration Bond Fund - Class M	4,901,892	40,097,481
Morgan Stanley Institutional Fund Trust Ultra-Short Income Portfolio Class IR	9,193,610	91,752,229
PIMCO Short-Term Fund Institutional Class	48,202,791	460,336,642
SPDR Lehman 1-3 Month T-Bill ETF (h)	983,800	90,371,868
T. Rowe Price Ultra Short-Term Bond Fund	50,592,712	251,445,781

TOTAL SHORT-TERM FUNDS (Cost $2,691,061,768)		2,667,298,242

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (i)	42,000,900	42,009,300
Fidelity Investments Money Market Government Portfolio Institutional Class 5.25% (g)(j)	47,843,801	47,843,801
Fidelity Securities Lending Cash Central Fund 5.44% (i)(k)	53,209,562	53,214,883
State Street Institutional U.S. Government Money Market Fund Premier Class 5.28% (j)	18,574,097	18,574,097
TOTAL MONEY MARKET FUNDS (Cost $161,642,081)		161,642,081

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $4,527,131,897)	4,472,747,817
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(82,689,518)
NET ASSETS - 100.0%	4,390,058,299

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	619	Dec 2023	126,155,102	359,087	359,087

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	143	Dec 2023	15,877,469	(158,844)	(158,844)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	82	Dec 2023	8,767,594	(55,851)	(55,851)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	67	Dec 2023	7,779,328	(95,361)	(95,361)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	3	Dec 2023	388,406	(6,113)	(6,113)

TOTAL SOLD					(316,169)

TOTAL FUTURES CONTRACTS					42,918
The notional amount of futures purchased as a percentage of Net Assets is 2.9%
The notional amount of futures sold as a percentage of Net Assets is 0.8%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $488,314,137 or 11.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $772,497.
(f)	Level 3 security
(g)	Affiliated Fund
(h)	Security or a portion of the security is on loan at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	46,939,868	87,399,529	92,330,097	397,905	-	-	42,009,300	0.1%
Fidelity Securities Lending Cash Central Fund 5.44%	4,014,457	640,230,017	591,029,591	23,830	-	-	53,214,883	0.2%
Total	50,954,325	727,629,546	683,359,688	421,735	-	-	95,224,183

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 5.31%	141,768,749	38,566,419	132,491,367	1,045,676	-	-	47,843,801
Fidelity SAI Short-Term Bond Fund	148,312,401	1,251,908	-	1,251,908	-	(309,290)	149,255,019
	290,081,150	39,818,327	132,491,367	2,297,584	-	(309,290)	197,098,820

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Municipal Securities, Bank Notes, Certificates of Deposit and Commercial Paper are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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